Cover	Feb. 05, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 05, 2026
Entity Registrant Name	BLUE OWL CAPITAL INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39653
Entity Tax Identification Number	86-3906032
Entity Address, Address Line One	399 Park Avenue,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Shares
Trading Symbol	OWL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001823945
Amendment Flag	false